DEFERRED CHARGES (Schedule of Deferred Charges) (Details) - USD ($)	Jul. 31, 2020	Jul. 31, 2019
Leasing Charges
Deferred charges	$ 2,986,648	$ 2,575,822
Less accumulated amortization	1,369,694	1,153,996
Leasing Brokerage Commissions [Member]
Leasing Charges
Deferred charges	4,204,638	3,578,114
Less accumulated amortization	1,281,010	1,076,694
Professional Fees For Leasing [Member]
Leasing Charges
Deferred charges	151,704	151,704
Less accumulated amortization	$ 88,684	$ 77,302